Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax
Deferred income tax as of January 1	$ (6,875)	$ 10,978
Currency translation differences	383	127
Income statement charge	(44,688)	(17,980)
Deferred income tax as of December 31	$ (51,180)	$ (6,875)